SHARE-BASED COMPENSATION - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2019 USD ($) $ / shares shares	May 31, 2019 $ / shares ₱ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	May 31, 2019 ₱ / shares
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 0
Exercise of share options (in shares)			138,036
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			10.00%
Remaining shares available for grant			59,055,920
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 14,792
Exercise of share options (in shares)			528,219
Expiration term of ordinary share options granted			10 years
Number of Share Options, Granted			4,320,498
Weighted average grant date fair value | $ / shares			$ 2.59	$ 3.09	$ 2.45
Period of recognition of unrecognized compensation cost			1 year 8 months 12 days
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Vested			1,438,533
Period of recognition of unrecognized compensation cost			1 year 11 months 8 days
Unrecognized compensation cost | $			$ 28,851
Number of restricted share, Granted			3,681,477
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			442,630,330
Exercise of share options (in shares)					1,040,485
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			5.00%
Remaining shares available for grant			152,459,026
Adjustments to Additional Paid in Capital arising from share based awards modification | $	$ 4,619
Adjustments to non-controlling interest arising from share based awards modification | $	84
Accrued liability associated with cash settled share option and restricted shares | $	$ 4,064		$ 1,217
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of ordinary share options granted			10 years
Number of Share Options, Granted			0
Weighted average grant date fair value | (per share)	$ 0.08	₱ 4.23	$ 0	$ 0.07	$ 0.08
Period of recognition of unrecognized compensation cost			10 months 9 days
Unrecognized compensation cost | $			$ 160
Cash paid to settle the cash-settled awards | $			$ 760
Number of Share Options, Modified to cash-settled	15,971,173
MRP Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
MRP Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 603
Number of restricted shares, Vested				20,506,393	2,826,644
Period of recognition of unrecognized compensation cost			1 year 25 days
Number of restricted share, Granted			0
Number of Restricted Shares, Modified to cash-settled	29,068,424
Share Price | (per share)	$ 0.14	₱ 0.14				₱ 7.25
Cash paid to settle the cash-settled awards | $			$ 2,948
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
Melco International Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 9,113
Exercise of share options (in shares)			0
Number of years the awards becomes exercisable			2 years 9 months 18 days
Expiration term of ordinary share options granted			10 years
Number of Share Options, Granted			14,200,000
Weighted average grant date fair value | $ / shares			$ 0.90
Period of recognition of unrecognized compensation cost			2 years 6 months
Melco International Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 8,429
Number of restricted shares, Vested			0
Number of years the awards becomes exercisable			2 years 9 months 18 days
Period of recognition of unrecognized compensation cost			2 years 6 months
Number of restricted share, Granted			4,879,000